Stockholders' Equity	12 Months Ended
Sep. 30, 2015
Stockholders' Equity Note [Abstract]
Stockholders' Equity
Stockholders' Equity
Stock Repurchases
On April 29, 2013, our Board of Directors approved a share repurchase program for up to $500.0 million of our outstanding shares of common stock. On April 29, 2015, our Board of Directors approved an additional $500.0 million under our share repurchase program. We repurchased 19.8 million shares, 1.6 million shares and 9.8 million shares for $299.2 million, $26.4 million and $184.4 million during the fiscal years ended September 30, 2015, 2014, and 2013, respectively, under the program. These shares were retired upon repurchase. Since the commencement of the program, we have repurchased 31.2 million shares for $510.0 million. Approximately $490.0 million remained available for stock repurchases as of September 30, 2015 pursuant to our stock repurchase program. Under the terms of the share repurchase program, we expect to continue to repurchase shares from time to time through a variety of methods, which may include open market purchases, privately negotiated transactions, block trades, accelerated stock repurchase transactions, or any combination of such methods. The timing and the amount of any purchases will be determined by management based on an evaluation of market conditions, capital allocation alternatives, and other factors. The share repurchase program does not require us to acquire any specific number of shares and may be modified, suspended, extended or terminated by us at any time without prior notice.
Stockholders' Rights Plan
On August 19, 2013, the Board of Directors adopted a stockholders' rights plan. Under this plan, the Board of Directors declared a distribution of one right per share of common stock. The rights will become exercisable only following the acquisition by a person or group, without the prior consent of the Board of Directors, of 20% or more of our common stock, or following the announcement of a tender offer or exchange offer to acquire an interest of 20% or more. On August 19, 2015 the plan expired without further action.

Stock Issuances
During the year ended September 30, 2015, we issued 288,148 shares of our common stock as a settlement for a contingent earn-out obligation, which is discussed in Notes 2 and 10. During the years ended September 30, 2014 and 2013, we issued 234,375 and 1,145,783 shares, respectively, of our common stock as consideration under our collaboration agreements. During the year ended September 30, 2013, we also issued 234,009 shares of our common stock to the Nuance Foundation, an unconsolidated related-party established to provide grants to educational institutions and other non-profit organizations to advance charitable, scientific, literary and educational purposes.
Preferred Stock
We are authorized to issue up to 40,000,000 shares of preferred stock, par value $0.001 per share. The undesignated shares of preferred stock will have rights, preferences, privileges and restrictions, including voting rights, dividend rights, conversion rights, redemption privileges and liquidation preferences, as shall be determined by the Board of Directors upon issuance of the preferred stock.
Series A Preferred Stock
On August 20, 2013, we eliminated the previous designation of 100,000 shares of the existing Series A Participating Preferred Stock, par value $0.001. No shares of the existing Series A Preferred stock were ever issued or outstanding. On August 20, 2013, we filed a Certificate of Designation of Rights, Preferences and Privileges of Series A Participating Preferred Stock (the "Series A Preferred Stock") with the Secretary of State of Delaware to designate 1,000,000 shares, par value $0.001. The Series A Preferred Stock is entitled to receive dividends equal to the greater of $1.00 and 1,000 times the aggregate per share amount of all dividends declared on our Common Stock. Holders of each share of the Series A Preferred Stock are entitled to 1,000 votes on all matters submitted to a vote of the stockholders of the Corporation, and shall vote as one class. The Series A Preferred Stock is not redeemable, and has the right to certain liquidation preferences over our Common Stock. The Series A Preferred Stock ranks junior to all other series of the Preferred Stock as to the payment of dividends and the distribution of assets.

Series B Preferred Stock
We have designated 15,000,000 shares as Series B Preferred Stock, par value $0.001 per share. The Series B Preferred Stock is convertible into shares of common stock on a one-for-one basis and has a liquidation preference of $1.30 per share plus all declared but unpaid dividends. The holders of Series B Preferred Stock are entitled to non-cumulative dividends at the rate of $0.05 per annum per share, payable when, and if, declared by the Board of Directors. To date, no dividends have been declared by the Board of Directors. Holders of Series B Preferred Stock have no voting rights, except those rights provided under Delaware law. As of September 30, 2015, there are no outstanding shares of Series B Preferred Stock.